Other assets and liabilities (Tables)	6 Months Ended
Sep. 30, 2022
Details of Other Assets and Liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2022 and September 30, 2022:

	March 31, 2022	September 30, 2022

	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	3,049,874	4,134,148
Other	557,842	438,670
Collateral pledged:
Collateral pledged for derivative transactions	1,549,483	2,119,911
Margins provided for futures contracts	466,531	189,133
Other	1,006,849	1,086,446
Prepaid pension cost	762,147	747,563
Right-of-use assets	570,171	552,233
Security deposits	91,766	86,650
Loans held for sale	156,639	279,321
Other	775,940	885,359

Total	8,987,242	10,519,434

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	1,406,965	1,662,194
Other	494,538	461,188
Guaranteed trust principal (Note)	810,776	821,670
Lease liabilities	593,339	574,190
Collateral accepted:
Collateral accepted for derivative transactions	1,075,591	1,744,164
Margins accepted for futures contracts	327,883	131,007
Unearned income	113,181	109,425
Other	1,437,949	1,516,457

Total	6,260,222	7,020,295

Note:
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.